(bullet)  BT INSTITUTIONAL FUNDS  (bullet)

                                 Institutional

                               Daily Assets Fund

                               SEMI-ANNUAL REPORT
                             DECEMBER (bullet) 1997


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Institutional Daily Assets Fund

Table of Contents
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     Letter to Shareholders                                            3

     Institutional Daily Assets Fund
        Schedule of Portfolio Investments                              4
        Statement of Assets and Liabilities                            8
        Statement of Operations                                        8
        Statement of Changes in Net Assets                             9
        Financial Highlights                                          10
        Notes to Financial Statements                                 11


                                       2

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Institutional Daily Assets Fund

Letter to Shareholders
--------------------------------------------------------------------------------

By staying disciplined to the purchase of high quality instruments and actively adjusting duration and sector allocation as market conditions changed, the manager of the Institutional Daily Assets Fund (the "Fund") was able to produce competitive yields. In fact, the Fund's annualized 7-day effective yield of 5.80% as of December 31, 1997 was notably higher than the 5.56% yield of the IBC First Tier-Institutional Only Money Funds average.* The 7-day current net yield was 5.64% for the Fund as of December 31, 1997.

MARKET ACTIVITY

For the semi-annual period, the pace of economic growth remained above-trend and inflation was low. Unemployment continued to fall, putting pressure on labor costs, but productivity improvement was strong enough to more than offset the rising costs. Against this exceptional backdrop, the money markets were rather quiet, with yields remaining relatively stable and the money market yield curve reasonably flat.


                             Investment Instruments

Commercial paper, certificates of deposit, floating rate notes and repurchase agreements.


Once the Federal Reserve Board increased the Fed Funds rate from 5.25% to 5.50% on March 25, 1997, inflationary pressures did not increase, signs pointed to a slowing economy, and the Federal Reserve Board remained on hold throughout the rest of the year. A high level of consumer confidence, strong employment gains and rising incomes further helped support the low price volatility within the money markets. During the fourth calendar quarter, developments in the Far East overshadowed the ongoing favorable performance of the U.S. economy. However, to date, there has been little evidence of any meaningful impact of the turmoil abroad on domestic activity.

INVESTMENT REVIEW

After moving from a somewhat defensive, shorter-than-benchmark average maturity position in the first calendar quarter to a more neutral stance in the portfolio in the second quarter, we then maintained a neutral to shorter-than-benchmark maturity throughout most of the Fund's semi-annual period. The Federal Reserve Board was seemingly on hold, and we saw no benefit in extending maturity along a flat yield curve. We did extend slightly at the end of the year to take advantage of the higher year-end rates generated by the financial turmoil in Asia. This strategy proved to be effective in producing highly competitive Fund returns.


                                    Objective

Seeks high levels of current income consistent with liquidity and preservation of capital.


MANAGER OUTLOOK

As we enter 1998, the underlying fundamentals impacting the consumer--a tight labor market, low inflation, low interest rates and strong economic growth--are similar to those of most of 1997. Current data also supports the notion that the Federal Reserve Board is on hold. However, the Asian crisis still looms, as the delayed effect of the retrenchment in the region may still filter into the U.S. Given this scenario, we expect the money market yield curve to remain flat. Seeing no reason to extend at this time, we intend to maintain a short-to-neutral average maturity for the near term.

                          Status at December 31, 1997
                        Seven day effective yield: 5.80%
                           Average maturity: 37 days
                           Net assets: $3,553 million




                    Diversification of Portfolio Investments
                      By Asset Type as of December 31, 1997
                    (percentages are based on amortized cost)


                                [pie chart here]

Other 1%

Floating Rate Notes 16%

Eurodollar Time Deposits 15%

European Certificates of Deposit 15%


Repurchase Agreements 2%

Yankee Certificates of Deposit 15%

Commercial Paper 36%




We will, of course, continue to closely observe economic conditions and how they affect the financial markets, as we seek to provide high current income consistent with liquidity and capital preservation.

We appreciate your support of the BT Institutional Daily Assets Fund and look forward to continuing to serve your investment needs for many years ahead.


                              /s/ Darlene M. Rasel
                              --------------------
                                Darlene M. Rasel
                            Portfolio Manager of the
                             Daily Assets Portfolio
                                December 31, 1997

----------
* Past performance is not indicative of future results. Yields will vary. Yields quoted for money market funds most closely reflect the fund's current earnings. Although money market funds seek to maintain a share value of $1.00, there is no guarantee that they will be able to do so. Mutual funds are not bank deposits or obligations of any bank, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.


                                       3

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Institutional Daily Assets Fund

Schedule of Portfolio Investments December 31, 1997 (unaudited)
--------------------------------------------------------------------------------

Principal
 Amount               Description                          Value
---------             -----------                          -----

              CERTIFICATES OF DEPOSIT - 0.85%
$30,000,000   J.P. Morgan, 5.80%, 6/22/98

               (Amortized Cost $30,000,000)        $   30,000,000
                                                   --------------

              COMMERCIAL PAPER - 36.47%*
              Abbey National, PLC:
 24,000,000    5.495%, 3/31/98                         23,673,963
 11,000,000    5.55%, 4/27/98                          10,803,283

              Asset Securitization Cooperative Corp.:
 10,000,000    5.62%, 1/15/98                           9,978,144
 25,000,000    5.72%, 1/28/98                          24,892,750
 20,000,000    5.61%, 1/29/98                          19,912,733
  7,000,000    5.88%, 1/29/98                           6,967,987
  5,000,000    5.74%, 2/13/98                           4,965,719
 12,000,000    5.705%, 2/25/98                         11,895,408
 35,000,000    5.69%, 2/26/98                          34,690,211

 35,000,000   Bank of Austria, 5.72%, 3/17/98          34,582,917

              Bank of Nova Scotia:
 10,000,000    5.667%, 2/17/98                          9,926,014
 25,000,000    5.727%, 3/2/98                          24,761,375

 25,000,000   Bayer Corp., 5.78%, 2/18/98              24,807,333

              BTR Dunlop:
 27,000,000    5.71%, 1/30/98                          26,875,808
  5,000,000    5.52%, 2/3/98                            4,974,700
 10,000,000    5.69%, 2/17/98                           9,925,714
 20,000,000    5.68%, 2/26/98                          19,823,289

 13,000,000   Cafco, 5.75%, 2/13/98                    12,910,715

 17,000,000   Caisse Des Depot, 5.71%, 1/16/98         16,959,554

  8,000,000   Caterpillar Financial, 5.52%, 1/21/98     7,975,467

 10,000,000   Commonwealth Bank of Australia,
               5.54%, 4/30/98                           9,816,872

              Daimler Benz North America Corp.:
 30,000,000    5.51%, 1/20/98                          29,912,758
 20,000,000    5.54%, 2/23/98                          19,836,878
 15,000,000    5.72%, 3/24/98                          14,804,567

              Delaware Funding Corp.:
 15,000,000    5.52%, 1/12/98                          14,974,700
  7,000,000    5.95%, 1/16/98                           6,982,646
 10,000,000    5.72%, 1/28/98                           9,957,100
  8,000,000    5.85%, 2/12/98                           7,945,400

 45,000,000   Ford Motor Credit Corp.,
               5.60%, 1/16/98                          44,895,000



Principal
 Amount               Description                          Value
---------             -----------                          -----

              General Electric Capital Corp.:
$15,000,000    5.57%, 1/23/98                        $ 14,948,942
 15,000,000    5.54%, 1/30/98                          14,933,058
 20,000,000    5.61%, 2/6/98                           19,887,800
 23,000,000    5.70%, 2/18/98                          22,825,200
  5,000,000    5.73%, 2/27/98                           4,954,638
 15,000,000    5.71%, 4/17/98                          14,747,808
  5,000,000    5.57%, 5/5/98                            4,904,072

 12,000,000   Goldman Sachs, 5.72%, 3/16/98            11,858,907

 10,000,000   Grand Metropolitan,
               5.60%, 1/20/98                           9,970,444

 11,000,000   Hitachi America, 5.57%, 4/10/98          10,831,508

  8,600,000   Kingdom of Sweden,
               5.52%, 3/16/98                           8,502,419

 15,000,000   Kreditbank, 5.53%, 1/22/98               14,951,613

 13,000,000   MCI Communications,
               5.54%, 1/23/98                          12,955,988

              Merrill Lynch & Co., Inc.:
 18,000,000    5.57%, 1/14/98                          17,963,795
 20,000,000    5.52%, 1/15/98                          19,957,067
 27,000,000    5.57%, 1/16/98                          26,937,338
 20,000,000    5.62%, 1/21/98                          19,937,556
 15,000,000    5.62%, 2/6/98                           14,915,700
 15,000,000    5.71%, 2/25/98                          14,869,146
 20,000,000    5.75%, 3/13/98                          19,773,194
 10,000,000    5.57%, 5/5/98                            9,808,144

 20,000,000   Morgan Guaranty, 5.69%, 4/15/98          19,671,244

              Morgan Stanley Group, Inc.:
 22,000,000    5.75%, 2/18/98                          21,831,333
 34,000,000    5.70%, 2/23/98                          33,714,683

 10,000,000   National Rural Utility Corp.,
               5.692%, 4/21/98                          9,826,078

 18,000,000   Norwest, 5.72%, 2/27/98                  17,836,980

 10,500,000   National Australia, 5.71%, 1/21/98       10,466,692

              Province of Quebec:
 11,200,000    5.78%, 2/24/98                          11,102,896
 15,000,000    5.57%, 3/5/98                           14,853,788

              Rabobank:
 10,000,000    5.56%,1/29/98                            9,956,756


                  See Notes to Financial Statements on Page 11

                                       4

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Institutional Daily Assets Fund

Schedule of Portfolio Investments December 31, 1997 (unaudited)
--------------------------------------------------------------------------------

Principal
 Amount               Description                          Value
---------             -----------                          -----

$16,000,000    5.54%, 4/30/98                       $  15,706,995

              Receivables Capital Corp.:
  5,000,000    5.92%, 1/5/98                            4,996,711
 17,000,000    5.98%, 1/23/98                          16,937,874
 18,000,000    5.93%,1/30/98                           17,914,015
  9,000,000    5.795%, 2/6/98                           8,947,845
 10,000,000    5.74%, 2/18/98                           9,923,467
 20,000,000    5.76%, 2/20/98                          19,840,000
 10,000,000    5.922%, 2/20/98                          9,917,750
 25,000,000    5.813%, 2/25/98                         24,777,976

 21,000,000   Repsol International Finance,
               5.50%, 1/26/98                          20,919,792

              Riverwoods Funding:
 13,000,000    5.55%, 1/14/98                          12,973,946
 19,000,000    5.56%, 1/14/98                          18,961,852

 22,000,000   SBC Comm, Inc., 6.70%, 1/2/98            21,995,905

 20,000,000   Schering Plough, 5.70%, 4/21/98          19,651,667

 50,000,000   Smith Barney, 5.62%, 2/17/98             49,633,139

              Sony Capital Corp.:
 10,000,000    5.88%, 1/30/98                           9,952,633
  8,000,000    5.85%, 2/4/98                            7,955,800
 17,000,000    5.90%, 2/12/98                          16,882,983
  4,000,000    5.93%, 2/23/98                           3,965,079

  9,000,000   Svenska Handelsbanke,
               5.54%, 2/4/98                            8,952,910

 15,000,000   Westpac, 5.73%, 3/9/98                   14,840,038
                                                   --------------

Total Commercial Paper
  (Amortized Cost $1,295,772,169)                   1,295,772,169
                                                   --------------

              EURODOLLAR CERTIFICATES OF
              DEPOSIT - 15.03%
              Abbey National Bank:
 50,000,000    5.76%, 2/17/98                          49,999,918
 33,000,000    5.77%, 2/27/98                          32,996,828

              ABN Amro:
 23,000,000    5.88%, 1/9/98                           22,999,893
 25,000,000    5.78%, 1/21/98                          25,000,137





Principal
 Amount               Description                          Value
---------             -----------                          -----

              Banco Bilbao Vizcaya:
$30,000,000    5.80%, 1/14/98                        $ 30,000,282
  9,000,000    5.65%, 1/20/98                           9,000,047
 10,000,000    5.80%, 2/17/98                          10,000,386
 10,000,000    5.81%, 3/16/98                          10,000,203

 35,000,000   Banque National de Paris,
               5.82%, 3/5/98                           35,000,604

 50,000,000   Bank of Nova Scotia, 7.00%, 1/2/98       50,000,000

 14,000,000   Bank of Tokyo-Mitsubishi,
               5.80%, 1/26/98                          14,000,025

 25,000,000   Barclays Bank, 5.66%, 2/12/98            25,000,000

  5,000,000   Bayerische Hypotheker,
               6.12%, 1/16/98                           5,000,717

 10,000,000   Bayerische Landesbank,
               5.66%, 1/29/98                           9,998,251

 14,000,000   Bayerische Vereinbank,
               5.67%, 2/23/98                          13,999,982

              Creditanstalt Bankverein:
  5,000,000    5.67%, 1/5/98                            5,000,006
 31,000,000    5.64%, 1/7/98                           31,000,019
 35,000,000    5.66%, 1/7/98                           35,000,254

              International Nederlander Funding:
  8,000,000    5.64%, 1/14/98                           7,999,971
 14,000,000    5.65%, 1/16/98                          14,000,029
 30,000,000    5.78%, 1/20/98                          30,000,157

 20,000,000   J.P. Morgan, 5.80%, 6/17/98              20,007,287

  8,000,000   Kreditbank, 5.72%, 1/16/98                8,000,017

 40,000,000   Rabobank, 5.675%, 2/12/98                39,995,623
                                                   --------------

Total Eurodollar Certificates of Deposit
 (Amortized Cost $534,000,636)                        534,000,636
                                                   --------------

              EURODOLLAR TIME DEPOSIT - 15.62%
 40,000,000   ABN Amro, 5.687%, 1/6/98                 40,000,000

 70,000,000   Banco Santander, 5.70%, 1/29/98          70,000,000

              Bank Of Tokyo-Mitsubishi:
 25,000,000    5.75%, 1/5/98                           25,000,000
 25,000,000    5.75%, 1/16/98                          25,000,000


                  See Notes to Financial Statements on Page 11

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Institutional Daily Assets Fund

Schedule of Portfolio Investments December 31, 1997 (unaudited)
--------------------------------------------------------------------------------

Principal
 Amount               Description                          Value
---------             -----------                          -----

$25,000,000   Banque Indosuez, 5.63%, 1/7/98       $   25,000,000

 25,000,000   Banque National de Paris,
               5.70%, 1/2/98                           25,000,000

 22,777,500   Canadian Imperial Bank,
               6.75%, 1/2/98                           22,777,500

 25,000,000   Den Danske Bank, 5.73%, 1/27/98          25,000,000

              International Nederlander Funding:
 20,000,000    5.72%, 1/26/98                          20,000,000
 25,000,000    5.71%, 1/30/98                          25,000,000

 25,000,000   Nordeutsche, 5.781%, 3/27/98             25,000,000

102,227,326   Suntrust Bank Atlanta,
               4.00%, 1/2/98                          102,227,326

 25,000,000   Svenska Handelsbanken,
               5.687%, 1/30/98                         25,000,000

100,000,000   Wachovia Bank, 5.50%, 1/2/98            100,000,000
                                                   --------------
Total Eurodollar Time Deposits
  (Amortized Cost $555,004,826)                       555,004,826
                                                   --------------

              FLOATING RATE NOTES - 15.67%
              ABN Amro:
15,000,000     Variable Rate Daily,
               6.165%, 5/13/98                         14,998,683

              American Express:
               Variable Rate Monthly,
 10,000,000    5.97%, 5/12/98                          10,000,000
 25,000,000    5.94%, 9/15/98                          25,000,000

              Associates Corp.:
 30,000,000    Variable Rate Daily,
               5.55%, 1/4/99                           29,985,355

              Banc One Columbus:
 25,000,000    Variable Rate Daily,
               6.255%, 1/09/98                         25,000,322

              Bank One Dayton:
 35,000,000    Variable Rate Weekly,
               5.51%, 2/05/98                          34,997,929

              Bayerische Landesbank:
 25,000,000    Variable Rate Monthly,
               5.839%, 6/26/98                         24,990,597





Principal
 Amount               Description                          Value
---------             -----------                          -----

              Bear Stearns Co.:
 $9,000,000    Variable Rate Monthly,
               6.119%, 4/28/98                        $ 9,004,521

              Chase Manhattan:
  5,000,000    Variable Rate Quarterly,
               5.877%, 11/10/98                         5,007,561

              Comerica:
 50,000,000    Variable Rate Daily,
               6.125%, 3/06/98                         49,994,068

              Corestates Bank:
 25,000,000    Variable Rate Monthly,
               5.94%, 9/10/98                          25,000,000

              FNMA:
  5,000,000    Variable Rate Daily,
               5.59%, 1/15/98                           4,999,906

              General Electric Capital Corp.:
               Variable Rate Quarterly,
 10,000,000    5.649%, 1/05/98                         10,000,000
 18,000,000    5.82%, 1/23/98                          18,000,000

              Key Bank:
               Variable Rate Daily,
 15,000,000    6.14%, 1/21/98                          14,999,526
 25,000,000    6.15%, 3/05/98                          24,997,913
 20,000,000    Variable Rate Monthly,
               5.855%, 3/19/98                         19,996,901

              Mellon Bank:
               Variable Rate Quarterly,
 15,000,000    5.846%, 6/16/98                         15,000,000
 20,000,000    5.795%, 11/17/98                        20,000,000

              Merrill Lynch & Co., Inc.:
 25,000,000    Variable Rate Daily,
               6.19%, 10/30/98                         24,997,937

              Morgan Guaranty:
 35,000,000    Variable Rate Daily,
               5.625%, 2/19/98                         34,997,727

              Morgan Stanley Group, Inc.:
 20,000,000    Variable Rate Monthly,
               5.96%, 1/30/98                          20,000,000
 10,000,000    Variable Rate Quarterly,
               5.825%, 5/18/98                         10,000,000


                  See Notes to Financial Statements on Page 11

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Institutional Daily Assets Fund

Schedule of Portfolio Investments December 31, 1997 (unaudited)
--------------------------------------------------------------------------------

Principal
 Amount               Description                          Value
---------             -----------                          -----

              PNC Bank Corp.:
               Variable Rate Monthly,
$15,000,000    5.869%, 5/27/98                       $ 14,996,498
 25,000,000    5.855%, 6/16/98                         24,992,279

              Societe Generale:
 45,000,000    Variable Rate Daily,
               6.16%, 1/15/98                          44,999,319
                                                   --------------

Total Floating Rate Notes
  (Amortized Cost $556,957,042)                       556,957,042
                                                   --------------

              MEDIUM-TERM NOTES - 0.42%
15,000,000    Bank of Scotland, 5.618%, 9/22/98
               (Amortized Cost $14,995,798)            14,995,798
                                                   --------------

              REPURCHASE AGREEMENTS - 2.11%
75,000,000    Tri-Party Repurchase Agreement
               with Goldman Sachs, Dated
               12/31/97, 6.80%, Principal &
               Interest in the amount of
               $75,028,333.33, Due 1/2/98,
               (Collateralized by FGLMC, Par
               Value of $75,812,682, Coupon
               rates of 7.00% to 7.50%, Due
               from 8/01/27 to 12/01/27,
               Value of $76,500,000)

              (Amortized Cost $75,000,000)             75,000,000
                                                   --------------

              YANKEE CERTIFICATES OF DEPOSIT - 14.80%
20,000,000    ABN Amro Bank, 5.68%, 2/2/98             20,000,289

 10,000,000   Bank National of Paris,
               5.82%, 6/15/98                          10,001,336

 25,000,000   Bank of Scotland, 5.77%, 2/23/98         25,000,000

 15,000,000   Bank of Tokyo-Mitsubishi,
               6.23%, 4/2/98                           15,000,000

 10,000,000   Banque National de Paris,
               5.65%, 1/16/98                          10,000,092





Principal
 Amount               Description                          Value
---------             -----------                          -----

$40,000,000   Bayerische Hypotheker,
               5.77%, 2/20/98                        $ 40,000,000

 25,000,000   Canadian Imperial, 5.79%, 4/22/98        25,000,000

              Commerz Bank:
 27,000,000    5.59%, 1/7/98                           27,000,000
 15,000,000    5.63%, 1/14/98                          15,000,000

  8,000,000   J.P. Morgan, 5.92%, 3/19/98               8,001,056

 20,000,000   National Westminster,
              5.76%, 1/20/98                           20,000,000

 15,000,000   Rabo Bank, 5.97%, 3/20/98                14,995,873

 35,000,000   Sanwa Bank, 5.755%, 1/22/98              35,000,101

              Societe Generale:
 20,000,000    5.78%, 2/27/98                          20,000,000
 10,000,000    5.97%, 3/18/98                          10,002,866
 15,000,000    6.10%, 3/26/98                          15,001,049
 25,000,000    5.81%, 6/16/98                          25,001,120

 31,000,000   Svenska Handelsbanken,
               5.81%, 3/2/98                           31,000,462

              Swiss Bank:
 50,000,000    5.64%, 1/14/98                          50,000,000
 10,000,000    5.76%, 2/20/98                          10,000,000
 50,000,000    5.76%, 2/25/98                          50,000,000

 20,000,000   Westdeutsche Bank, 5.67%, 2/6/98         20,000,000

 30,000,000   Westdeutsche Landbank,
               6.25%, 1/9/98                           30,000,000
                                                   --------------

Total Yankee Certificates of Deposit
  (Amortized Cost $526,004,244)                      526,004,244
                                                   --------------

Total Investments
  (Amortized Cost $3,587,734,715)        100.97%   $3,587,734,715
Liabilities in Excess of Other Assets    (0.97)%      (34,360,153)
                                         ------    --------------
Net Assets                               100.00%   $3,553,374,562
                                         ------    --------------
                                         ------    --------------

----------
*Interest rates represent discount rates at the time of purchase.


                  See Notes to Financial Statements on Page 11

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Institutional Daily Assets Fund

Statement of Assets and Liabilities December 31, 1997 (unaudited)
--------------------------------------------------------------------------------

Assets
   Investments, at Value                                   $ 3,587,734,715
   Cash                                                               (789)
   Interest Receivable                                          18,375,290
   Deferred Organizational Expenses                                102,130
   Prepaid Expenses                                                129,388
                                                           ---------------
Total Assets                                                 3,606,340,734
                                                           ---------------
Liabilities
   Payable for Securities Purchased                             35,068,510
   Due to Bankers Trust                                            367,118
   Dividends Payable                                            17,456,174
   Accrued Expenses                                                 74,370
                                                           ---------------
Total Liabilities                                               52,966,172
                                                           ---------------
Net Assets                                                 $ 3,553,374,562
                                                           ---------------
                                                           ---------------
Shares Outstanding ($0.001 par value per share, unlimited
  number of shares of beneficial interest authorized)        3,553,360,610
                                                           ---------------
                                                           ---------------
Net Asset Value, Offering and Redemption Price Per Share
  (net assets divided by shares outstanding)                $         1.00
                                                           ---------------
                                                           ---------------
Composition of Net Assets
   Paid-in Capital                                         $ 3,553,360,610
   Underdistributed Net Investment Income                            6,781
   Accumulated Net Realized Gain from Investment
     Transactions                                                    7,171
                                                           ---------------
Net Assets, December 31, 1997                              $ 3,553,374,562
                                                           ---------------
                                                           ---------------



--------------------------------------------------------------------------------
Statement of Operations For the period ended December 31, 1997 (unaudited)
--------------------------------------------------------------------------------

Investment Income
   Interest Income                                         $    99,046,459
                                                           ---------------
Expenses
   Advisory Fees                                                 1,735,303
   Administration and Services Fees                                347,061
   Amortization of Organizational Expenses                          13,309
   Professional Fees                                                12,603
   Printing and Shareholder Reports                                  5,192
   Miscellaneous                                                     4,801
   Insurance                                                         3,088
   Trustees Fees                                                     2,770
                                                           ---------------
   Total Expenses                                                2,124,127
   Less:  Expenses Absorbed by Bankers Trust                       (41,764)
                                                           ---------------
      Net Expenses                                               2,082,363
                                                           ---------------
Net Investment Income                                           96,964,096

Realized Gain from Investment Transactions                           7,171
                                                           ---------------
Net Increase in Net Assets from Operations                 $    96,971,267
                                                           ---------------
                                                           ---------------


                  See Notes to Financial Statements on Page 11

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--------------------------------------------------------------------------------
Institutional Daily Assets Fund

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                                 For the period
                                                                                                November 13, 1996
                                                                              For the six       (Commencement of
                                                                              months ended        Operations) to
                                                                           December 31, 1997**     June 30, 1997
                                                                           -------------------  -----------------
Increase (Decrease) in Net Assets from:
Operations
   Net Investment Income                                                     $   96,964,096      $    70,228,383
   Net Realized Gain from Investment Transactions                                     7,171                6,780
                                                                             --------------      ---------------
Net Increase in Net Assets from Operations                                       96,971,267           70,235,163
                                                                             --------------      ---------------
Distributions to Shareholders
   Net Investment Income                                                        (96,956,506)         (70,235,972)
                                                                             --------------      ---------------
Capital Transactions in Shares of Beneficial Interest (at net asset value of
   $1.00 per share)
   Proceeds from Sales of Shares                                              5,213,866,775        6,414,724,407
   Cost of Shares Redeemed                                                   (4,408,563,245)      (3,666,667,337)
                                                                             --------------      ---------------
Net Increase from Capital Transactions in Shares of Beneficial Interest         805,303,530        2,748,057,070
                                                                             --------------      ---------------
Total Increase in Net Assets                                                    805,318,291        2,748,056,261

Net Assets
Beginning of Period                                                           2,748,056,271                   10
                                                                             --------------      ---------------
End of Period (includes undistributed net investment income of $6,781 and overdistributed net investment income of $809 for the periods ended
  December 31, 1997 and June 30, 1997, respectively)                         $3,553,374,562      $ 2,748,057,080
                                                                             --------------      ---------------
                                                                             --------------      ---------------

----------
**Unaudited.


                   See Notes to Financial Statements on Page 11

--------------------------------------------------------------------------------
Institutional Daily Assets Fund

Financial Highlights
--------------------------------------------------------------------------------

Contained below are selected data for a share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data for the periods indicated for the Institutional Daily Assets Fund.

                                                                                                For the period
                                                                                               November 13, 1996
                                                                               For the six     (Commencement of
                                                                              months ended      Operations) to
                                                                           December 31, 1997**   June 30, 1997
                                                                           ------------------- -----------------
Per Share Operating Performance:
Net Asset Value, Beginning of Period                                            $     1.00       $     1.00
                                                                                -----------      -----------
Income from Investment Operations
   Net Investment Income                                                              0.06             0.03
   Net Realized Gain from Investment Transactions                                     0.00+            0.00+
                                                                                -----------      -----------
Total from Investment Operations                                                      0.06             0.03
                                                                                -----------      -----------
Distributions to Shareholders
   Net Investment Income                                                             (0.06)           (0.03)
                                                                                -----------      -----------
Net Asset Value, End of Period                                                  $     1.00       $     1.00
                                                                                -----------      -----------
                                                                                -----------      -----------
Total Investment Return                                                               2.85%            3.46%

Supplemental Data and Ratios:
   Net Assets, End of Period (000s omitted)                                     $ 3,553,375      $ 2,748,056
   Ratios to Average Net Assets:
      Net Investment Income*                                                          5.59%            5.43%
      Expenses*                                                                       0.12%            0.12%
      Decrease Reflected in Above Expense Ratio Due
        to Absorption of Expenses by Bankers Trust*                                   0.00++           0.01%



----------
 * Annualized.
** Unaudited.
 + Less than $0.01 per share.
++ Less than 0.01% per share.


                  See Notes to Financial Statements on Page 11

--------------------------------------------------------------------------------
Institutional Daily Assets Fund

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

Note 1--Organization and Significant Accounting Policies

A.  Organization
BT Institutional Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on March 26, 1990, as an unincorporated business trust under the laws of the Commonwealth of Massachusetts. The Institutional Daily Assets Fund (the "Fund") is one of the institutional funds offered to "accredited investors" as defined under the Securities Act of 1933 and institutional investors by the Trust. The Fund commenced operations and began offering shares of beneficial interest on November 13, 1996. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Fund. The following summarizes the significant accounting policies of the Fund:

B.  Security Valuation
Investments are valued at amortized cost, which is in accordance to rule 2A-7 of the Investment Company Act of 1940 and represents the fair value of the Fund's investments.

C.  Security Transactions and Interest Income
Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the indentified cost basis.

D.  Organizational Expenses
Costs incurred by the Fund in connection with its organization and initial registration are being amortized evenly over a five year period.

E.  Dividends
It is the Fund's policy to declare dividends daily and pay monthly to shareholders from net investment income. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund will be made annually.

F.  Repurchase Agreements
The Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Fund's Investment Adviser, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian, and pursuant to the terms of the repurchase agreement must have an aggregate market value greater than or equal to the repurchase price plus all accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

G.  Federal Income Taxes
It is the Fund's policy to comply with the requirements of the Internal Revenue Code and distribute its income to shareholders. Therefore, no federal income tax provision is required.

H.  Other
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates
The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of 0.02 of 1% of the Fund's average daily net assets. For the period ended December 31, 1997, this fee aggregated $347,061.

The Fund has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Fund pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of 0.10 of 1% of average daily net assets. For the period ended December 31, 1997, this fee aggregated $1,735,303.

The Trust has entered into a Distribution Agreement with Edgewood Services, Inc. ("Edgewood"). Under the Distribution Agreement with the Trust, pursuant to Rule 12b-1 of the 1940 Act, Edgewood may seek reimbursement at an annual rate not exceeding 0.10 of 1% of the Fund's average daily net assets, for expenses incurred in connection with any activities primarily intended to result in the sale of the Fund's shares. For the year ended December 31, 1997, there were no reimbursable expenses incurred under this agreement.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.12 of 1% of the average daily net assets of the Fund. For the year ended December 31, 1997, expenses of the Fund have been reduced by $41,764.

Certain trustees and officers of the Fund are also directors, officers and employees of Edgewood. None of the trustees so affiliated received compensation for services as trustees of the Fund. Similarly, none of the Fund's officers received compensation from the Fund.

BT INSTITUTIONAL FUNDS

INSTITUTIONAL DAILY ASSETS FUND




Investment Advisor and Administrator of the Fund
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY 10006


Distributor
EDGEWOOD SERVICES, INC.
Clearing Operations
P.O. Box 897
Pittsburgh, PA 15230-0897


Custodian and Transfer Agent
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY 10006


Independent Accountants
COOPERS & LYBRAND L.L.P.
1100 Main Street, Suite 900
Kansas City, MO 64105


Counsel
WILLKIE FARR & GALLAGHER
153 East 53rd Street
New York, NY 10022




                               ------------------
           For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or the BT Mutual Fund Service Center at (800) 368-4031. This report must be preceded or accompanied by the Fund's current prospectus.
                               ------------------